FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999

                  Check here if Amendment [ ]: Amendment Number

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Dorsey R. Gardner
Address:    P.O. 190240
            Miami Beach, FL  33119

Form 13F File Number 28-

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Dorsey R. Gardner
Title:
Phone:  305-673-1721

Signature, Place, and Date of Signing:

/s/Dorsey R. Gardner
[Signature]

Miami Beach, Florida
[City, State]

February 11, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]
Form 13F File Number 28-
Name:

                              Form 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:  1


Form 13F Information Table Entry Total:  20


Form 13F Information Table Value Total:
      $23,236 (thousands)

List of Other Included Mangers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.1

Form 13F File Number 28-- Pending

Name:  Timothy G. Caffrey


                                                    FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
      Column 1     Column 2     Column 3     Column 4            Column 5          Column 6    Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Voting Authority
                                                                                                          --------------------------
Name of           Title of    CUSIP          Value      Shrs or    SH/   Put/    Investment     Other
Issuer            class                      (x$1000)   prn amt    PRN   Call    discretion    managers   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Hellenic Tele     Common      423325307         3,203    268,300   SH               Other           1                268,300
------------------------------------------------------------------------------------------------------------------------------------
Intimate Brands   Common      461156101         2,264     52,500   SH               Other           1                 52,500
------------------------------------------------------------------------------------------------------------------------------------
Delphi Auto Sys   Common      274126105         2,016    128,000   SH               Other           1                128,000
------------------------------------------------------------------------------------------------------------------------------------
Comdisco Inc.     Common      200336105         9,185    246,600   SH               Other           1                246,600
------------------------------------------------------------------------------------------------------------------------------------
Yasuda Fire & Mar Common      Stock#8755        3,315    587,000   SH               Other           1                587,000
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.      Common      786429100        18,258   734, 000   SH               Other           1                734,000
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation    Common      78463B101        87,372  1,118,368   SH               Other           1               1,118,368
------------------------------------------------------------------------------------------------------------------------------------
R & B Falcon      Common      74912E101         4,571    345,000   SH               Other           1                345,000
------------------------------------------------------------------------------------------------------------------------------------
National Data     Common      635621105         6,384    188,100   SH               Other           1                188,100
------------------------------------------------------------------------------------------------------------------------------------
Transactions Sys  Common      893416107        10,088    360,300   SH               Other           1                360,300
------------------------------------------------------------------------------------------------------------------------------------
Preview Travel    Common      74137R101        31,577    605,800   SH               Other           1                605,800
------------------------------------------------------------------------------------------------------------------------------------
Inter Tel         Common      45837109         25,098  1,003,920   SH               Other           1               1,003,920
------------------------------------------------------------------------------------------------------------------------------------
IHOP              Common      449623107         5,544    332,200   SH               Other           1                332,200
------------------------------------------------------------------------------------------------------------------------------------
Systemax          Common      871851101         5,113    601,500   SH               Other           1                601,500
------------------------------------------------------------------------------------------------------------------------------------
China Southern    Common      169409109         6,099    539,200   SH               Other           1                539,200
------------------------------------------------------------------------------------------------------------------------------------
Anacomp           Common      032371106         8,528    468,900   SH               Other           1                468,900
------------------------------------------------------------------------------------------------------------------------------------
Stein Mart        Common      858375108           455     80,000   SH               Other           1                 80,000
------------------------------------------------------------------------------------------------------------------------------------
Lawson Products   Common      520776105           571     24,700   SH               Other           1                 24,700
------------------------------------------------------------------------------------------------------------------------------------
Surmodics         Common      868873100           600     20,000   SH               Other           1                 20,000
------------------------------------------------------------------------------------------------------------------------------------
Lason, Inc.       Common      51808R107         4,995    454,100   SH               Other           1                454,100
------------------------------------------------------------------------------------------------------------------------------------